SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 72,180	$ 23,106	$ 12,234
Initial recognition of right of use assets	233	87
Marketable securities adjustment included in account receivable with an offset to other gains	25
Interest expense on lease	7	4
Lease payments		49
Interest and finance cost (note 15)	3,895	1,169
Accounts receivable	(702)	295
Accounts receivable and prepaid expenses		295
Interest income received	293	107
Total changes in operating activities		1,571
Lease payments	(40)	(48)
Effects of exchange rate changes on cash	3,509	801
Total		2,323
Before changes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Accretion of the Newmont loan		1,110
Amortization of project loan transaction costs		85
Interest expense on lease		4
Lease payments		(49)
Accounts receivable		190
Prepaid expenses		105
Total changes in operating activities		1,445
Effects of exchange rate changes on cash		878
Total		2,323
Adjustment
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Accretion of the Newmont loan		(1,110)
Amortization of project loan transaction costs		(85)
Interest expense on lease		(4)
Lease payments		49
Lease payments		49
Interest and finance cost (note 15)		1,169
Accounts receivable		(190)
Prepaid expenses		(105)
Accounts receivable and prepaid expenses		295
Interest income received		107
Total changes in operating activities		126
Effects of exchange rate changes on cash		(77)
Stock options
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,479	1,070
Restricted share units
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Shares issued	333	190
Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Shares issued		8,913
Liabilities arising from financing activities	$ 506	$ 1,545